John Hancock Funds


                                  John Hancock
                                Global Resources
                                      Fund


                                  FINAL REPORT


                                September 6, 1996

                   John Hancock Funds - Global Resources Fund

                                    Trustees
                             Edward J. Boudreau, Jr.
                                James F. Carlin*
                             William H. Cunningham *
                               Charles F. Fretz *
                             Harold R. Hiser, Jr. *
                                 Anne C. Hodsdon
                               Charles L. Ladner*
                              Leo E. Linbeck, Jr.*
                              Patricia P. McCarter*
                              Steven R. Pruchansky*
                               Richard S. Scipione
                     Lt. Gen. Norman H. Smith, USMC (Ret.)*
                                John P. Toolan *
                        * Members of the Audit Committee
                                    Officers
                             Edward J. Boudreau, Jr.
                      Chairman and Chief Executive Officer
                               Robert G. Freedman
                                Vice Chairman and
                            Chief Investment Officer
                                 Anne C. Hodsdon
                                    President
                                 James B. Little
                            Senior Vice President and
                             Chief Financial Officer
                                 Susan S. Newton
                          Vice President and Secretary
                               James J. Stokowski
                          Vice President and Treasurer
                                Thomas H. Connors
                  Second Vice President and Compliance Officer
                                    Custodian
                         Investors Bank & Trust Company
                                 89 South Street
                           Boston, Massachusetts 02111
                                 Transfer Agent
                   John Hancock Investor Services Corporation
                                  P.O. Box 9116
                        Boston, Massachusetts 02205-9116
                               Investment Adviser
                           John Hancock Advisers, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                              Principal Distributor
                            John Hancock Funds, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                                  Legal Counsel
                                  Hale and Dorr
                                 60 State Street
                           Boston, Massachusetts 02109

John Hancock Global Resources Fund
Statement of Assets and Liabilities
Final Report September 6, 1996* (Unaudited)
--------------------------------------------------------------------------------

Assets:
Investments at value - Note C:
Common stocks (cost - $23,386,874)                                 $ 32,945,261
Joint repurchase agreement ($6,445,000)                               6,445,000
Corporate savings account                                                   179
                                                           --------------------
                                                                     39,390,440
Foreign currency, at value (cost - $24,650)                              24,675
Dividend and interest receivable                                            931
Foreign tax receivable                                                    2,698
Miscellaneous receivable                                                  8,759
Other assets                                                              5,215
                                                           --------------------

                           Total Assets                              39,432,718
                           -----------------------------------------------------
Liabilities:
Payable for shares repurchased                                              720
Payable to John Hancock Advisers, Inc. and affiliates - Note B           38,378
Accounts payable and accrued expenses                                    62,891
                                                           --------------------
                           Total Liabilities                            101,989
                           -----------------------------------------------------
Net Assets:
Capital paid-in                                                      29,874,900
Distributions in excess of net realized gain on investments and
  foreign currency transactions                                        (102,689)
Net unrealized appreciation of investments and
  foreign currency transactions                                       9,558,518
                                                           --------------------
                           Net Assets                              $ 39,330,729
                           ====================================================
Net Asset Value Per Share:
(Based on net asset values and shares of
beneficial interest outstanding - 75,000,000
shares authorized with $0.01 per share par
value, respectively)
Class A - $5,103,607 / 274,943                                     $      18.56
===============================================================================
Class B - $34,227,122 / 1,876,138                                  $      18.24
===============================================================================
Maximum Offering Price Per Share**
Class A - ($18.56 x 105.26%)                                       $      19.54
===============================================================================

* The net assets of the John Hancock Global Resources Fund ("the Fund") were merged into the John Hancock Special Opportunities Fund as of the close of business on September 6, 1996 and the Fund was subsequently terminated. The Statement of Assets and Liabilities reflects the Fund's position prior to the transfer of net assets and the termination of the Fund. (See Note A to the Notes to Financial Statements).
** On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

                       See notes to financial statements.

John Hancock Global Resources Fund
Statement of Operations
For the period November 1, 1995 to
September 6, 1996* (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
Interest                                                           $    101,245
Dividends (net of foreign withholding taxes of $3,551)                   88,529
                                                     --------------------------
                                                                        189,774
                                                     --------------------------

Expenses:
Investment management fee - Note B                                      231,916
Distribution/service fee - Note B
  Class A                                                                 9,077
  Class B                                                               268,260
Transfer agent fee - Note B                                             108,794
Custodian fee                                                            49,357
Registration and filing fees                                             30,344
Printing                                                                 27,361
Auditing fee                                                             12,994
Miscellaneous                                                             5,274
Financial services fee - Note B                                           4,914
Legal fees                                                                3,480
Trustees' fees                                                            2,340
Advisory board                                                            2,245
                                                     --------------------------
                           Total Expenses                               756,356
                                                     --------------------------
                           Net Investment Loss                         (566,582)
                                                     --------------------------
Realized and Unrealized Gain (Loss) on Investments and
Foreign Currency Transactions
Net realized gain on investments sold                                 2,296,334
Net realized loss on foreign currency transactions                       (8,779)
Change in net unrealized appreciation/depreciation
 of investments                                                       9,014,806
Change in net unrealized appreciation/depreciation
 of foreign currency transactions                                          (107)
                                                     --------------------------
                           Net Realized and Unrealized Gain on
                           Investments and Foreign Currency
                           Transactions                              11,302,254
                           -----------------------------------------------------
                           Net Increase in Net Assets
                           Resulting from Operations               $ 10,735,672
                           ====================================================

* The net assets of the John Hancock Global Resources Fund ("the Fund") were merged into the John Hancock Special Opportunities Fund as of the close of business on September 6, 1996 and the Fund was subsequently terminated. The Statement of Operations reflects the Fund's position prior to the transfer of net assets and the termination of the Fund. (See Note A to the Notes to Financial Statements).

                       See notes to financial statements.

John Hancock Global Resources Fund
Statement of Changes in Net Assets

----------------------------------------------------------------------------------------------------

                                                                                    FOR THE PERIOD
                                                                 YEAR ENDED      NOVEMBER 1, 1995 TO
                                                                 OCTOBER 31,      SEPTEMBER 6, 1996
Increase (Decrease) in Net Assets:                                  1995            (UNAUDITED)**
                                                       ---------------------------------------------
From Operations:
Net investment loss                                           ($   472,186)          ($   566,582)
Net realized gain (loss) on investments
 sold and foreign currency transactions                           (312,178)             2,287,555
Change in net unrealized appreciation/depreciation
 of investments and foreign currency transactions               (3,606,873)             9,014,699
                                                       -------------------------------------------
         Net Increase (Decrease) in Net Assets
          Resulting from Operations                             (4,391,237)            10,735,672
                                                       -------------------------------------------

Distributions to Shareholders:
Distributions from net realized gain on investments
 sold and financial futures contracts
  Class A - (none and $0.6246 per share, respectively)                --                 (166,315)
  Class B - (none and $0.6246 per share, respectively)                --               (1,132,907)
Distributions in excess of net realized gain on investments
  Class A - (none and $0.0493 per share, respectively)                --                  (13,145)
  Class B - (none and $0.0493 per share, respectively)                --                  (89,544)
                                                       -------------------------------------------
         Total Distributions to Shareholders                          --               (1,401,911)
                                                       -------------------------------------------


From Fund Share Transactions - Net*                             (9,191,467)             1,270,798
                                                       -------------------------------------------

Net Assets:
Beginning of period                                             42,308,874             28,726,170
                                                       ===========================================
End of period                                                 $ 28,726,170           $ 39,330,729
                                                       ===========================================
* Analysis of Fund Share Transactions:
                                                                                FOR THE PERIOD
                                               YEAR ENDED                    NOVEMBER 1, 1995 TO
                                               OCTOBER 31,                    SEPTEMBER 6, 1996
                                                  1995                          (UNAUDITED)**
                                      -------------------------------------------------------------
                                         SHARES          AMOUNT            SHARES          AMOUNT
                                         ------          ------            ------          ------
CLASS A
Shares sold                              106,612     $  1,595,642        2,095,271     $ 37,014,641
Shares issued to shareholders in
 reinvestment of distributions              --               --              9,335          171,574
                                      -------------------------------------------------------------
                                         106,612        1,595,642        2,104,606       37,186,215
Less shares repurchased                 (284,537)      (4,070,740)      (1,995,615)     (35,437,828)
                                      -------------------------------------------------------------
Net increase (decrease)                 (177,925)    ($ 2,475,098)         108,991     $  1,748,387
                                      =============================================================
CLASS B
Shares sold                              497,933     $  7,105,217        1,043,302     $ 17,563,686
Shares issued to shareholders in
 reinvestment of distributions              --               --             59,479        1,074,197
                                      -------------------------------------------------------------
                                         497,933        7,105,217        1,102,781       18,637,883
Less shares repurchased                 (964,221)     (13,821,586)      (1,131,821)     (19,115,472)
                                      -------------------------------------------------------------
Net decrease                            (466,288)    ($ 6,716,369)         (29,040)    ($   477,589)
                                      =============================================================

** The net assets of the John Hancock Global Resources Fund ("the Fund") were merged into the John Hancock Special Opportunities Fund as of the close of business on September 6, 1996 and the Fund was subsequently terminated. The Statement of Changes in Net Assets reflects the Fund's position prior to the transfer of net assets and the termination of the Fund. (See Note A to the Notes to Financial Statements).

                       See notes to financial statements.

John Hancock Funds - Global Resources Fund

Financial Highlights
Selected data for each share of beneficial interest outstanding throughout the periods indicated, investment returns, key ratios and supplemental data are as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               FOR THE PERIOD
                                                                    FOR THE PERIOD                             JUNE 15, 1994
                                                                 NOVEMBER 1, 1995 TO                           (COMMENCEMENT
                                                                  SEPTEMBER 6, 1996        YEAR ENDED          OF OPERATIONS)
                                                                     (UNAUDITED)       OCTOBER 31, 1995(a)  TO OCTOBER 31, 1994
                                                                 -------------------   -------------------  -------------------
CLASS A
Per Share Operating Performance
   Net Asset Value, Beginning of Period                              $     14.00            $     15.62          $     14.89
                                                                    ------------          -------------         ------------
   Net Investment Loss (b)                                                 (0.17)                 (0.08)               (0.08)
   Net Realized and Unrealized Gain (Loss) on Investments
    and Foreign Currency Transactions                                       5.40                  (1.54)                0.81
                                                                    ------------          -------------         ------------
     Total from Investment Operations                                       5.23                  (1.62)                0.73
                                                                    ------------          -------------         ------------

   Less Distributions:
     Distributions from Net Realized Gain on Investments Sold              (0.62)                  --                   --
     Distributions in Excess of Net Realized Gain                          (0.05)                  --                   --
                                                                    ------------          -------------         ------------
      Total Distributions                                                  (0.67)                  --                   --
                                                                    ------------          -------------         ------------
   Net Asset Value, End of Period                                    $     18.56(f)         $     14.00          $     15.62
                                                                    ============          =============         ============
   Total Investment Return at Net Asset Value (c)                          37.43(d)              (10.37%)               4.90%(d)

Ratios and Supplemental Data
   Net Assets, End of Period (000's omitted)                         $     5,104            $     2,324          $     5,372
   Ratio of Expenses to Average Net Assets                                  1.77%                  1.93%                0.73%
   Ratio of Net Investment Income to Average Net Assets                    (1.14%)                (0.53%)              (0.42%)
   Portfolio Turnover Rate                                                   169%                   101%                  96%
   Average Broker Commission Rate (per share of security) (e)        $    0.0459                    N/A                  N/A


                                                     FOR THE PERIOD
                                                  NOVEMBER 1, 1995 TO                       YEAR ENDED OCTOBER 31,
                                                   SEPTEMBER 6, 1996      ---------------------------------------------------------
                                                      (UNAUDITED)          1995(a)      1994        1993        1992        1991
                                                        -------            -------     -------     -------     -------     -------
CLASS B
Per Share Operating Performance
   Net Asset Value, Beginning of Period                 $ 13.86            $ 15.58     $ 15.69     $ 12.41     $ 12.20     $ 11.57
                                                        -------            -------     -------     -------     -------     -------
   Net Investment Loss (b)                                (0.28)             (0.21)      (0.23)      (0.24)      (0.24)      (0.17)
   Net Realized and Unrealized Gain (Loss)
    on Investments and Foreign Currency Transactions       5.33              (1.51)       0.12        3.52        0.58        1.24
                                                        -------            -------     -------     -------     -------     -------
     Total from Investment Operations                      5.05              (1.72)      (0.11)       3.28        0.34        1.07
                                                        -------            -------     -------     -------     -------     -------

   Less Distributions:
     Dividends from Net Investment Income                  --                 --          --          --          --          --
     Distributions from Net Realized Gain on
      Investments Sold                                    (0.62)              --          --          --         (0.13)      (0.44)
     Distributions in Excess of Net Realized Gain         (0.05)              --          --          --          --          --
                                                        -------            -------     -------     -------     -------     -------
      Total Distributions                                 (0.67)              --          --          --         (0.13)      (0.44)
                                                        -------            -------     -------     -------     -------     -------
   Net Asset Value, End of Period                       $ 18.24(f)         $ 13.86     $ 15.58     $ 15.69     $ 12.41     $ 12.20
                                                        =======            =======     =======     =======     =======     =======
   Total Investment Return at Net Asset Value (c)         31.60%(d)         (11.04%)     (0.70%)     26.43%       2.93%       9.81%

Ratios and Supplemental Data
   Net Assets, End of Period (000's omitted)            $34,227            $26,402     $36,937     $19,498     $ 7,428     $10,766
   Ratio of Expenses to Average Net Assets                 2.54%              2.68%       2.54%       2.92%       3.75%       3.64%
   Ratio of Net Investment Loss to Average Net Assets     (1.93%)            (1.43%)     (1.52%)     (1.65%)     (2.01%)     (1.47%)
   Portfolio Turnover Rate                                  169%               101%         96%         83%         59%         93%
   Average Broker Commission Rate (per share of
    security) (e)                                       $0.0459                N/A         N/A         N/A         N/A         N/A

*    On an annualized basis.
(a) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the Fund.
(b) Per share information has been calculated using the average number of shares outstanding.
(c) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(d)  Not annualized.
(e) Average broker commission rate (per share of security) as required by amended disclosure requirements effective September 1, 1995.
(f) Net asset value per share, before the merger of assets to the John Hancock Special Opportunities Fund, and the termination of the Fund (See Note A to the Notes to Financial Statements).

                       See notes to financial statements.

                   John Hancock Funds - Global Resources Fund

Schedule of Investments
September 6, 1996
(Unaudited)

The Schedule of Investments is a complete list of all securities owned by Global Resources Fund on September 6, 1996.
It's divided into two main categories: common stocks and short-term investments. The common stocks are further broken down by industry groups. Short-term investments, which represent the Fund's "cash" position, are listed last.
--------------------------------------------------------------------------------

                                                                       MARKET
ISSUER,DESCRIPTION                             NUMBER OF SHARES        VALUE
------------------                             ----------------     ------------

COMMON STOCKS
Agricultural (6.52%)
  Dekalb Genetics Corp. - Class B                        33,500       $1,306,500
  Northland Cranberries, Inc.                            68,000        1,258,000
                                                                    ------------
                                                                       2,564,500
                                                                    ------------
Chemicals (1.20%)
  Monsanto Co.                                           15,000          472,500
                                                                    ------------
Energy - Equipment (10.54%)
  Global Marine, Inc.*                                   91,000        1,353,625
  Nabors Industries, Inc.*                               25,000          368,750
  Pride Petroleum Services, Inc.*                        28,500          409,688
  Smith International, Inc.*                             33,000        1,122,000
  Varco International, Inc.*                             54,500          892,438
                                                                    ------------
                                                                       4,146,501
                                                                    ------------
Energy - Exploration and Production (19.84%)
  Baker Hughes, Inc.                                     29,000          877,250
  Benton Oil & Gas Co. *                                 43,000          838,500
  Chesapeake Energy Corp.*                               16,000          924,000
  Flores & Rucks, Inc.*                                  26,500          901,000
  Helmerich & Payne, Inc.                                 7,000          282,625
  Nuevo Energy Co. *                                     34,500        1,423,125
  Newfield Exploration Co.*                               7,000          311,500
  Stone Energy Corp.*                                    21,000          404,250
  Swift Energy Co.*                                      64,000        1,456,000
  Vintage Petroleum, Inc.                                15,000          384,375
                                                                    ------------
                                                                       7,802,625
                                                                    ------------
Energy - Services (21.81%)
  Diamond Offshore Drilling, Inc.*                       25,000        1,278,125
  Energy Ventures Inc. *                                 33,500        1,226,938
  ENSCO International, Inc.*                             28,500          840,750
  Falcon Drilling Company, Inc.*                         37,000          818,625
  Pool Energy Services Co.*                              20,000          233,750
  Precision Drilling Corp.(Canada)*                      31,000          756,552
  Reading and Bates Corp. *                              41,000        1,019,875
  Tesco Corp.(Canada)*                                  123,000        1,335,128
  Tosco Corp.                                            11,000          537,625
  UTI Energy Corp.*                                      35,000          529,375
                                                                    ------------
                                                                       8,576,743
                                                                    ------------
Industrial - Intermediate Materials (7.13%)
  Oregon Metallurgical Corp.*                            15,000          459,375
  RMI Titanium Co.*                                      50,000        1,043,750
  Sinter Metals. Inc.*                                   35,000          770,000
  Titanium Metals Corp.*                                 19,000          532,000
                                                                    ------------
                                                                       2,805,125
                                                                    ------------
Mining (14.71%)
  Aurora Gold Ltd.(Australia)*                          120,000          215,303
  Bema Gold Corp.*                                      166,000        1,245,000
  Compania de Minas Buenaventura S.A. ADR (Peru)         35,000          660,625
  Euro-Nevada Mining Corp.(Canada)                       56,000        1,391,151
  Greenstone Resources Ltd.(Canada)*                    100,000        1,500,000
  Newmont Gold Co.                                        4,000          217,000
  Stillwater Mining Co.*                                 24,000          558,000
                                                                    ------------
                                                                       5,787,079
                                                                    ------------
Tobacco (2.01%)
  Consolidated Cigar Holdings Inc.*                      10,000          302,500
  Culbro Corp.*                                           8,500          487,688
                                                                    ------------
                                                                         790,188
                                                                    ------------

                       TOTAL COMMON STOCKS
                       (Cost $23,386,874)               ( 83.76%)     32,945,261
                                                        ---------   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                            INTEREST    PAR VALUE      MARKET
ISSUER DESCRIPTION                              RATE (000'S OMITTED)   VALUE
------------------                         --------  ------------- ------------

SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (16.39)
  Investment in a joint repurchase
  agreement transaction with
  Swiss Bank, Inc. - Dated 09-06-96,
  due 09-09-96 (secured by U.S. Treasury
  Notes, 6.25% - 7.125% due 8-31-00 thru
  9-30-99, and U.S. Treasury Bonds, 7.25%
  Due 5-15-16 thru 8-15-22) Note A              5.14%      $6,445   $ 6,445,000
                                                                    -----------

Corporate Savings Account (0.00%)
  Investors Bank & Trust Company
  Daily Interest Savings Account
  Current Rate 4.75%                                                        179
                                                                    ===========
                   TOTAL SHORT-TERM INVESTMENTS          (16.39%)     6,445,179
                                                        ---------   -----------
                              TOTAL INVESTMENTS         (100.15%)   $39,390,440
                                               ==================   ===========


*    Non-income producing security.

     The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS

                   John Hancock Funds - Global Resources Fund


Portfolio Concentration (Unaudited)
-----------------------------------

The Global Resources Fund invests primarily in equity securities of issuers in the natural resource industry in the United States and abroad. The concentration of investments by industry category for individual securities held by the Fund is shown in the schedule of investments. In addition, concentration of investments can be aggregated by various countries. The table below shows the percentage of the Fund's investments at September 6, 1996 assigned to the various country categories.

                                                       MARKET VALUE AS A
COUNTRY DIVERSIFICATION                                 % OF NET ASSETS
--------------------------------------------          ------------------

Australia...................................                  0.55
Canada......................................                 12.67
Peru........................................                  1.68
United States...............................                 85.25
                                                      ------------------
                                     TOTAL INVESTMENTS      100.15%
                                                      ==================

                       SEE NOTES TO FINANCIAL STATEMENTS

                          Notes to Financial Statements
             John Hancock Funds - John Hancock Global Resources Fund

(UNAUDITED)
NOTE A --
ACCOUNTING POLICIES

John Hancock Series, Inc. (the "Corporation") is a diversified, open-end management investment company, registered under the Investment Company Act of 1940. The Corporation consists of three series: John Hancock Global Resources Fund (the "Fund"), John Hancock Emerging Growth Fund and John Hancock Money Market Fund (collectively, the "Funds"). The investment objectives of the Fund are to protect the purchasing power of shareholders' capital and to achieve growth of capital.

     The Board of Directors authorized the issuance of multiple classes of shares of the Fund, designated as Class A and Class B shares. The shares of each class represented an interest in the same portfolio of investments of the Fund and had equal rights to voting, redemptions, dividends, and liquidation, except that certain expenses subject to the approval of the Board of Directors, may have been applied differently to each class of shares in accordance with regulations of the Securities and Exchange Commission. Shareholders of a class which bore distribution and service expenses under terms of a distribution plan, have exclusive voting rights regarding that distribution plan.

     On August 14, 1996, shareholders of the Fund approved a plan of reorganization between the Fund and John Hancock Special Opportunities Fund ("Special Opportunities Fund") providing for the transfer of substantially all of the assets and liabilities of the Fund to Special Opportunities Fund in exchange solely for shares of beneficial interest of Special Opportunities Fund. After this transaction and as of the close of business on September 6, 1996, the Fund was terminated. The financial statements presented herein reflect the position of the Fund prior to the exchange of net assets and termination of the Fund. Significant accounting policies of the Fund were as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio were valued on the basis of market quotations, valuations provided by independent pricing services or, at fair value as determined in good faith in accordance with procedures approved by the Board of Directors. Short-term debt investments maturing within 60 days were valued at amortized cost which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies had been translated into U.S. dollars as described in "Foreign Currency Translation" below.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly-owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement. Aggregate cash balances were invested in one or more repurchase agreements, whose underlying securities were obligations of the U.S. government and/or its agencies. The Fund's custodian bank received delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser was responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions were recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments were determined on the identified cost basis. Capital gains realized on some foreign securities were subject to foreign taxes and are accrued, as applicable.

                          Notes to Financial Statements
             John Hancock Funds - John Hancock Global Resources Fund

FEDERAL INCOME TAXES The Fund's policy was to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investment, to its shareholders. Therefore, no federal income tax provision is required as of September 6, 1996, the Fund's final tax year end. DIVIDENDS,

DISTRIBUTIONS AND INTEREST Dividend income on investment securities was recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund was made aware of the dividend. Interest income on investment securities was recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes which were accrued as applicable.

     The Fund recorded all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions were determined in conformity with income tax regulations, which may differ from generally accepted accounting principals. Dividends paid by the Fund with respect to each class of shares were calculated in the same manner, at the same time and were in the same amount, except for the effect of expenses that may have been applied differently to each class as explained previously.

EXPENSES The majority of the expenses of the Trust were directly identifiable to an individual Fund. Expenses which were not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Funds.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) were calculated at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution/service fees if any, were calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

DISCOUNT ON SECURITIES The Fund accreted discount from par value on securities from either the date of issue or date of purchase over the life of the security, as required by the Internal Revenue Code.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporated estimates made by management in determining the reported amounts of assets, liabilities, revenues, and expenses of the Fund. Actual results could differ from these estimates.

FOREIGN CURRENCY TRANSLATION All assets and liabilities initially expressed in terms of foreign currencies were translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments were translated at the rates prevailing at the dates of the transactions.

     The Fund did not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations were included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

                          Notes to Financial Statements
             John Hancock Funds - John Hancock Global Resources Fund

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund may have entered into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts were marked-to-market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses were included in the determination of the Fund's daily net assets. The Fund recorded realized gains and losses at the time the forward foreign currency contract was closed out or offset by a matching contract. Risks may arise upon entering these contracts from potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The Fund may have purchased and sold forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intended to take delivery of the foreign currency. Such contracts normally involve no market risk other than that offset by the currency amount of the underlying transaction.

     At September 6, 1996, there were no open forward foreign currency exchange contracts.

NOTE B --
MANAGEMENT FEE AND TRANSACTIONS WITH AFFILIATES AND OTHERS

Under the investment management contract, the Fund paid a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of 0.75% of Fund's average daily net asset value.

     In the event normal operating expenses of the Fund, exclusive of certain expenses prescribed by state law, were in excess of the most restrictive state limit where the Fund was registered to sell shares, the fee payable to the Adviser was reduced to the extent of such excess, and the Adviser made additional arrangements necessary to eliminate any remaining excess expenses. The limits were 2.5% of the first $30,000,000 of the Fund's average daily net asset value, 2.0% of the next $70,000,000, and 1.5% of the remaining average daily net asset value.

     The Fund had a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. For the period ended September 6, 1996, net sales charges received with regard to sales of Class A shares amounted to $42,535. Out of this amount, $6,289 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $24,229 was paid as sales commissions to unrelated broker-dealers and $12,017 was paid as sales commissions to sales personnel of John Hancock Distributors, Inc. ("Distributors"), Tucker Anthony, Incorporated ("Tucker Anthony") and Sutro & Co., Inc. ("Sutro"), all of which are broker dealers. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company, is the indirect sole shareholder of Distributors and John Hancock Freedom Securities Corporation and its subsidiaries, which include Tucker Anthony and Sutro.

                          Notes to Financial Statements
             John Hancock Funds - John Hancock Global Resources Fund

     Class B shares which were redeemed within six years of purchase were subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC were paid to JH Funds and were used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended September 6, 1996, contingent deferred sales charges paid to JH Funds amounted to $87,399.

     In addition, to reimburse JH Funds for the services it provided as distributor of shares of the Fund, the Fund adopted a Distribution Plan with respect to Class A and Class B pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund made payments to JH Funds, at an annual rate not to exceed 0.25% of Class A average daily net assets and 1.00% of Class B average daily net assets to reimburse JH Funds for its distribution and service costs. Up to a maximum of 0.25% of such payments may have been service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

     The Fund had a transfer agent agreement with John Hancock Investor Services Corporation ("Investor Services"), a wholly-owned subsidiary of The Berkeley Financial Group. The Fund paid Investor Services a fee based on the number of shareholder accounts and certain out-of-pocket expenses.

     On March 26, 1996, the Board of Directors approved retroactively to January 1, 1996, an agreement with the Adviser to perform necessary tax and financial management services for the Funds. The compensation for 1996 is estimated to be at an annual rate of 0.01875% of the average net assets of each Fund.

     Mr. Edward J. Boudreau, Jr., Ms. Anne C. Hodsdon and Mr. Richard S. Scipione are directors and/or officers of the Adviser and/or its affiliates, as well as Directors of the Fund. The compensation of unaffiliated Directors was borne by the Fund. Effective with the fees paid for 1995, the unaffiliated Directors could elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund made investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability were recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. At September 6, 1996, the Fund's deferred compensation had an unrealized appreciation of $181.

     The Fund had an independent advisory board composed of certain retired Directors who provided advice to the current Board of Directors in order to facilitate a smooth management transition. The Fund paid the advisory board and its counsel a fee.

NOTE C --
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the period ended September 6, 1996, aggregated $57,984,093 and $64,705,424, respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the period ended September 6, 1996.

     The cost of investments owned at September 6, 1996 for federal income tax purposes was $29,934,563. Gross unrealized appreciation and depreciation of investments aggregated $9,597,414 and $141,716, respectively, resulting in net unrealized appreciation of $9,455,698.

                          Notes to Financial Statements
             John Hancock Funds - John Hancock Global Resources Fund

NOTE D --
RECLASSIFICATION OF CAPITAL ACCOUNTS

During the period ended September 6, 1996, the Fund has reclassified amounts to reflect a decrease in accumulated net investment loss of $566,582, a decrease in accumulated net realized gain on investments of $566,612 and an increase in capital paid-in of $30. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of September 6, 1996. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share excludes these adjustments.

TAX INFORMATION NOTICE (UNAUDITED)

For Federal Income Tax purposes, the following information is furnished with respect to the distributions of the Fund during its fiscal period ended September 6, 1996.

     The Fund designated distributions to shareholders of $373,849 as a long term capital gain dividend. Shareholders will receive a 1996 U.S. Treasury Department Form 1099-DIV in January of 1997 representing their proportionate share.

     For the fiscal period ending September 6, 1996, none of the distributions qualify for the dividends received deduction.